Stock-Based Compensation, Restricted Stock and Common Stock Awards (FY) (Details) - USD ($) $ in Thousands	1 Months Ended							3 Months Ended				9 Months Ended	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Jan. 31, 2019	Feb. 28, 2018	Jan. 31, 2018	Apr. 30, 2017	Mar. 31, 2016	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock [Member]
Stock-based Compensation [Abstract]
Shares issued for services (in shares)													42,168	18,906
2008 LTIP [Member] | Chief Executive Officer [Member] | Restricted Stock [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)							120,483
Award vesting period													2 years
Stock based compensation expense										$ 3	$ 26		$ 147	$ 54
Shares issued for services (in shares)				97,195		129,270
Number of shares of common stock used in calculating fair market value of common stock when considering cash payment for each RSU (in shares)													1
2008 LTIP [Member] | Chief Executive Officer [Member] | Restricted Stock [Member] | Tranche One [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)							100,000
Award vesting period													2 years
2008 LTIP [Member] | Chief Executive Officer [Member] | Restricted Stock [Member] | Tranche Two [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)							20,483
Award vesting period													3 years
2018 LTIP [Member] | Restricted Stock [Member]
Stock-based Compensation [Abstract]
Unrecognized compensation cost													$ 299
Period of recognition for unrecognized compensation cost													14 months
2018 LTIP [Member] | Directors [Member] | Common Stock [Member]
Stock-based Compensation [Abstract]
Stock based compensation expense									$ 45	$ 52	$ 45
Shares issued for services (in shares)	30,930		42,168		18,906
2018 LTIP [Member] | Directors [Member] | Common Stock [Member] | Subsequent Event [Member]
Stock-based Compensation [Abstract]
Stock based compensation expense	$ 45
Shares issued for services (in shares)	30,930
2018 LTIP [Member] | Officers and Employees [Member] | Restricted Stock [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)	140,218	428,797
Number of shares forfeited (in shares)												0	12,033
Award vesting period	2 years	2 years											2 years
Stock based compensation expense								$ 90				$ 251	$ 216
Unrecognized compensation cost								$ 251				$ 251
Period of recognition for unrecognized compensation cost												17 months	2 years
2018 LTIP [Member] | Officers and Employees [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Stock-based Compensation [Abstract]
Number of shares awarded (in shares)	140,218